SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Change in Carrying Value of Redeemable Class A Common Stock (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds Shares					17,309,719
Gross proceeds Dollars					$ 175,693,636
Proceeds allocated to the fair value of warrants Dollars					(11,760,676)
Class A common stock issuance costs and overallotment costs Dollars					(3,832,731)
Accretion of carrying value to redemption value Dollars					15,593,409
Remeasurement of carrying value to redemption value Dollars	$ 134,164	$ 444,799	$ 745,006	$ 5,016,618	$ 15,593,409
Class A common stock subject to possible redemption Shares	1,090,718	1,090,718	3,539,809	3,539,809	17,309,719
Class A common stock subject to possible redemption Dollars	$ 12,033,190	$ 11,899,026	$ 37,992,263	$ 37,247,257	$ 175,693,636
Sponsor deposits Dollars				$ 3,780,526
Redemption and withdrawals Shares		(2,449,091)		(13,769,910)
Redemption and withdrawals Dollars		$ (26,538,036)		$ (143,462,986)